Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Class R6 | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Advisor Class | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Advisor Class | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Class R6 | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Class R6 | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
Advisor Class | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	75.40%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	75.40%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	75.40%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	75.40%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	75.40%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%
Class A | Foreign Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class A | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Class A | Management Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class A | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%
Class C | Foreign Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class C | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Class C | Management Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class C | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class C | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%
Class R | Foreign Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class R | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Class R | Management Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class R | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class R | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class R6 | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%
Class R6 | Foreign Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class R6 | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Class R6 | Management Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class R6 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class R6 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Advisor Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%
Advisor Class | Foreign Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Advisor Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Advisor Class | U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Advisor Class | Management Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Advisor Class | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	51.70%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class A | Index-Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	51.70%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class C | Index-Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	51.70%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class R | Index-Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	51.70%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class R6 | Index-Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class R6 | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	51.70%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Advisor Class | Index-Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Advisor Class | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Advisor Class | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Class R6 | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
Class R6 | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
Advisor Class | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Class R6 | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Advisor Class | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Class R6 | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Advisor Class | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.40%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.40%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.40%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.40%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	57.40%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
Class A | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Class A | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class A | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
Class C | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Class C | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
Class R | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Class R | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class R | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class R | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R6 | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
Class R6 | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Class R6 | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class R6 | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class R6 | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Advisor Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
Advisor Class | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
Advisor Class | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Advisor Class | Alternative Strategies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Advisor Class | Short-Term Investments_1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%